CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH

3     CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows is as follows:

	As of December 31,
	2021	2022

Cash	9,968,109	8,608,131
Restricted cash - current assets	2,014,304	158,075
Restricted cash - non-current assets	43,954	115,860

Total cash and restricted cash shown in the consolidated statements of cash flows	12,026,367	8,882,066

Restricted cash was used primarily to secure the repayment of bank borrowings and related interests.